Dear Contract Owner:

Domestic stocks soared after the November election, then hit turbulent skies in early December before reaching a record high in January. Bond prices also fell early in December, but have since rebounded.

The economy provided strong support for stock and bond investors, with low unemployment, moderate growth, and subdued inflation. If this scenario continues, 1997 could be another rewarding year, but investors should anticipate considerable volatility, including the possibility of a stock market correction. Certainly we do not expect the same robust returns from domestic stocks that we enjoyed in 1995 and 1996.

I encourage you to review the following report covering the past six months and to contact us if you have any questions.



                                        Respectfully submitted,



                                        /s/ Robert G. Mepham
                                        --------------------
                                            Robert G. Mepham
                                            President


                                        [SECURITY FIRST TRUST LOGO]

SECURITY FIRST TRUST: T. ROWE PRICE GROWTH AND INCOME SERIES AND VIRTUS EQUITY SERIES


EQUITY MARKET OVERVIEW

     The equity market generated strong returns over the last six months, reflecting continued good corporate earnings reports, a generally favorable economic and interest rate environment, and strong investor demand for stocks. The postelection rally was particularly volatile in light of how little the political scene actually changed. Stocks have now provided six years of positive returns with no interim corrections of 10% or more.

     While the last six and twelve month periods were strong for the broad equity market, it was challenging for income-oriented investors. Bond and money market returns were generally in the single-digit range in 1996, with shorter-maturity securities returning more than those with longer maturities.


EQUITY MARKET OUTLOOK

     In 1997 we expect continued moderate economic growth, low inflation, and a generally supportive interest rate environment. Investors will continue to focus on the sustainability of high levels of corporate profitability and the strength of mutual fund cash inflows as important factors contributing to a continuing healthy stock market environment.

     Stock valuations are, at best, currently only modestly attractive. Over the last few years, stock prices have appreciated at a much faster rate than the earnings and dividends of the underlying companies. Because of this "delinkage," we expect more subdued equity performance in 1997. Following the robust back-to-back returns of 1995 and 1996, the long-anticipated correction in equity prices is possible at some point during the year.


PORTFOLIO MANAGEMENT: T. ROWE PRICE GROWTH AND INCOME SERIES

     The six months ended January 31, 1997 were a rewarding period for your portfolio. Despite a relatively conservative asset structure, performance was reasonable over the last six months and for all of 1996.




                 GROWTH AND INCOME SERIES SECTOR DIVERSIFICATION


                                  [PIE CHART]

Short-Term Securities                                                      16.9%
Utilities                                                                   6.0%
Process Industries                                                          9.0%
Financial                                                                  17.7%
Energy                                                                      9.1%
Transportation                                                              3.3%
Consumer Services                                                          11.0%
Consumer Cyclicals                                                          0.5%
Consumer Non-Durables                                                      21.4%
Capital Equipment                                                           5.1%




Since our last report at the end of July, we added several new issues to your portfolio, including AT&T, Frontier Corp., ITT, and St. Paul Companies. For various reasons, these stocks had been subpar performers and, consequently, provided us with opportunities to acquire good companies at attractive valuations. In our opinion, each of them was undervalued on either a price-to-earnings or price-to-cash-flow basis and offered an appealing combination of reasonable appreciation potential and limited downside risk.

                             GROWTH & INCOME SERIES
                               15 LARGEST HOLDINGS

                                                                   Percentage of
     Security                                                          Portfolio
     --------                                                          ---------
     Travelers Group Inc.                                                    2.6
     Abbott Laboratories                                                     2.4
     American Express Co.                                                    2.2
     General Electric                                                        1.7
     Warner Lambert Co.                                                      1.6
     ITT Corp.                                                               1.5
     Pfizer, Inc.                                                            1.5
     Smithkline-Beecham                                                      1.5
     Honeywell, Inc.                                                         1.5
     Conrail, Inc.                                                           1.4
     British Petroleum PLC                                                   1.4
     Wells Fargo & Co.                                                       1.4
     AT&T Co,                                                                1.3
     PHH Corp.                                                               1.3
     American Home Products                                                  1.3
                                                                            ----

                  TOTAL                                                     24.6
                                                                            ====

     We have maintained a moderate cash reserve position for some time in the expectation that any broad-based stock market correction, or correction among individual stocks, will present us with attractive investment opportunities during the year.

PORTFOLIO MANAGEMENT: VIRTUS EQUITY SERIES

     We have positioned the Virtus Equity Series as an equity growth and income portfolio which seeks to take advantage of trends in the stock market that favor different styles of stock selection (value or growth). The portfolio is currently emphasizing value stocks over growth stocks in the composition of the portfolio. Value stocks are those companies selling at a low price relative to actual value of their underlying assets. Growth stocks are those companies with above-average earnings expectations.

     We achieve overweighting in the value style by emphasizing those S&P 500 sectors heavily comprised of value stocks such as energy, financials and utilities. We de-emphasize sectors heavily comprised of growth stocks such as technology and consumer staples. Hence, the companies in the portfolio are large capitalization firms and the overall dividend yield is greater than that of the S&P 500.


                      EQUITY SERIES SECTOR DIVERSIFICATION

                                  [PIE CHART]


Consumer Non-Durables                                                       5.7%
Utilities                                                                  14.3%
Process Industries                                                          6.9%
Energy                                                                     17.4%
Consumer Services                                                           5.9%
Capital Equipment                                                           4.1%
Financial                                                                  26.3%
Consumer Cyclicals                                                          3.2%
Transportation                                                             10.6%
Technology                                                                  5.6%



     For the six months ending January 31, 1997, the Virtus Equity Series gained 20.8% for your portfolio. The S&P 500 Index returned 24.3% for the same period. The fund's investment strategy is in a capital preservation position for 1997. We see the equity market measuring very high on a historical valuation analysis and believe value stocks will provide defensiveness due to their higher yields, lower price-earnings ratios and lower volatility. The Virtus Equity Series is currently structured to outperform in a difficult equity market environment.

                                  EQUITY SERIES
                               15 LARGEST HOLDINGS

                                                                            % of
     Security                                                          Portfolio
     --------                                                          ---------
     Exxon Corp.                                                             4.4
     Royal Dutch Petroleum                                                   3.8
     Int Business Machines                                                   3.3
     AT&T Corp.                                                              2.4
     Mobil Corp.                                                             2.1
     Citicorp                                                                2.0
     Amoco Corp.                                                             1.7
     Nationsbank Corp.                                                       1.7
     Bellsouth Corp.                                                         1.7
     Chevron Corp.                                                           1.5
     Bankamerica Corp.                                                       1.5
     Boeing Co.                                                              1.4
     Bell Atlantic Corp.                                                     1.4
     Ford Motor Co.                                                          1.4
     Federal Home Loan Mtg. Corp.                                            1.3
                                                                            ----
                  TOTAL                                                     31.6
                                                                            ====


SECURITY FIRST TRUST: BOND SERIES AND VIRTUS U.S. GOVERNMENT INCOME SERIES


FIXED-INCOME MARKET OVERVIEW

     The environment for fixed income investors over the six months ended January 31, 1997, was positive, as interest rates declined from the high levels reached last July. At its peak in early July, the 10-year Treasury note was yielding just over 7% - one and a half percentage points higher than at the start of the year. By early December this rate had dropped to 6%. As always, changing economic trends were behind the rate declines.

     The economy appeared to be moderating in strength, and investors saw few signs of inflation growth in most of the economic reports released during the year. By December, however, the economy seemed to be gathering momentum as indicated by employment, housing, and consumer confidence data. The question was whether the Federal Reserve would continue its neutral wait-and-see attitude. Fearing the worst, investors sold bonds, and the fixed income market gave back some of its gains. Currently, the 10-year Treasury note is yielding 6.4% and the Federal Reserve is continuing its neutral stance. The accompanying chart shows the fluctuations in interest rates during the past twelve months.



                              INTEREST RATE LEVELS

                                    [GRAPH]

                              [PLOT POINTS TO COME]



     Turning to sector performance, over the most recent six month period, Treasury and agency securities performed well as typically occurs when rates are declining. Investors bought higher-yielding corporate bonds, driving their yields down closer to Treasury yields and tightening the spread between them. Lower-quality corporate bonds, junk bonds, and emerging market debt outperformed Treasuries significantly. Mortgage-backed securities (MBS) turned in a strong performance relative to comparable government and corporate issues. Investors viewed the sector as a higher-yielding, higher-quality alternative to corporate securities.

FIXED-INCOME MARKET OUTLOOK

     We remain neutral on the bond market over the first half of 1997. The economy appears to be growing now at a more moderate pace than earlier this year. If moderate growth accompanied by low inflation continues, it is likely that the Federal Reserve will remain neutral, and the bond market will trade in a range close to that of 1996.

     This environment should benefit fixed income securities, especially those with higher yield levels than Treasuries. We intend to remain fully invested with minimal cash levels, while emphasizing MBS and high-quality corporate bonds. However, as we suggested in previous communications, we remain cautious about adding significantly to either sector at this time. Yields on corporate securities are not compelling, and the spread between corporates and Treasuries could be expected to widen if the economy weakens significantly. Mortgage securities, which in mid-1996 constituted an attractive alternative to corporate bonds, are less desirable at current levels.


PORTFOLIO MANAGEMENT: BOND SERIES

     We increased duration modestly over the past six months to allow the portfolio to participate in the declining interest rate trend. As usual, we maintained a high-quality portfolio (AA) with an attractive level of income during the period. We reduced our allocation to corporate securities slightly to take advantage of tightening corporate spread levels, mentioned earlier, and to increase our government bond exposure.

     Your portfolio participated in bond market price gains over the recent six-month period and benefited from the income generated from coupons and reinvestment.

                       BOND SERIES SECTOR DIVERSIFICATION

                                  [PIE CHART]


Short-Term Securities                                                       4.4%
U.S. Government Obligations                                                24.7%
Federal Agencies                                                           39.7%
Corporate Bonds                                                            31.2%



PORTFOLIO MANAGEMENT: VIRTUS U.S. GOVERNMENT INCOME SERIES

     We continued to maintain the portfolio's average maturity - long - , relative to our median target during the period through mid November. We felt that economic growth would slow and fears of inflation would subside, allowing interest rates to fall. Buying bonds longer than our average goal allows us to effectively "lock in" higher rates for a longer time period.

     In mid-November we sold some long maturity bonds and reinvested in shorter maturities, feeling that interest rates had fallen to a level below where economic data justified. We maintained our average maturity outlook through January 31, as interest rates rose to more than 6.4%; then in late January, we began adding longer bonds to the portfolio.

              U.S. GOVERNMENT INCOME SERIES SECTOR DIVERSIFICATION

                                  [PIE CHART]


Short-Term Securities                                                      22.1%
U.S. Government Obligations                                                20.6%
Federal Agencies                                                           57.3%


     We have continued to maintain a 30% to 40% weighting in mortgage-backed securities. On a related note, the yield advantage of owning mortgage-backed securities declined sharply in December and January. This decline provided a favorable return, but it made new purchases less attractive.

     Looking ahead, we feel that interest rates are heading slightly lower. As a result, we are buying longer maturity bonds. Additional yield will most likely come from mortgage-backed securities and other, higher yielding bonds that perform well in a calm interest rate environment.

     For the first six months of the year, the series returned 4.67% for your portfolio, including dividend reinvestments and the change in NAV. This exceeded the 4.15% return for the Lehman Brothers Intermediate Government Index, a composite of similar maturity as is found in the series.


PERFORMANCE OF SECURITY FIRST TRUST GROWTH AND INCOME SERIES, BOND SERIES, EQUITY SERIES AND U.S. GOVERNMENT INCOME SERIES

     The following are the average annual and total returns for each series for the period ending December 31, 1996, assuming an investment of $10,000 at the start of the period, and redemption at the end of the period, with dividends reinvested. These returns are based on past experience. Future values of shares will fluctuate so that their redemption values may be more or less than original cost.

                          Average Annual Total Returns

Fund                           1 Year        3 Years       5 Years      10 Years
----                           ------        -------       -------      --------
Growth and
  Income
  Series(1)(2)                 21.65%        17.89%        15.35%        14.35%

Bond
  Series(1)(2)                  2.80%         5.03%         6.18%         6.93%

Equity
  Series(1)(3)                 18.52%        12.42%                N/A*

U.S.
  Government
  Income(1)(3)                  3.55%         4.49%                N/A*

Consumer
  Price Index                   3.46%         2.83%         2.84%         3.66%


                             Compound Total Returns

Fund                          1 Year        3 Years       5 Years       10 Years
----                          ------        -------       -------       --------
Growth and
  Income
  Series(1)(2)                21.65%        63.83%        104.86%       282.20%

Bond
  Series(1)(2)                 2.80%        15.87%         34.99%        95.40%

Equity
  Series(1)(3)                18.52%        42.08%                 N/A*

U.S.
  Government
  Income(1)(3)                 3.55%        14.09%                 N/A*

Consumer
  Price Index                  3.46%         8.75%         15.01%        43.29%

* Funds were introduced as of May 1993.



     (1) Return is computed after deduction of all series expenses, but before deduction of actuarial risk charges and other fees of the variable annuity account.

     (2) From inception to July 1983, Security First Investment Management Corporation reimbursed the Growth and Income Series for expenses in excess of the maximum expense limitation, and these reimbursements were repaid from August 1983 to July 1986. Likewise, the Bond Series was reimbursed for excess expenses from inception to July 1985, and these reimbursements were repaid from August 1985 to July 1993. Reimbursement of expenses to a series increases average annual reimbursements reduces these returns.

     (3) While they are not obligated to do so, Security Management and Virtus have agreed to continue, until notice to the contrary, to defer their fees (and make contributions in respect of excess expenses) in order to maintain the expense ratios of the Virtus Equity and the Virtus U.S. Government Income Series at a level of 1.00% and .70% respectively, or less.

SECURITY FIRST TRUST T. ROWE PRICE GROWTH AND INCOME SERIES

     The graph and Per Share Data Table below illustrate the growth in per share value for the period ending December 31, 1996, of one share of the Security First Trust T. Rowe Price Growth and Income Series purchased on August 1, 1979, at the price of $5.07 assuming that dividends and capital gains were reinvested.

     The results shown should not be considered a representation of the income that may be earned by investing in the Series today. The value of variable annuities funded by shares in this Series will be reduced by any actuarial risk charges.

                            GROWTH AND INCOME SERIES

                                    [GRAPH]

                              [PLOT POINTS TO COME]


                                 PER SHARE DATA

                                        Per Share
                                        Value with               Cumulative
Calendar      Net       Dividend       Dividends &                 Change
Year         Asset      & Capital     Capital Gains   Yearly        from
Ending       Value        Gains        Reinvested     Change       8/1/79
------       -----        -----        ----------     ------       ------
1981       $    5.41    $   1.69        $    8.14       -1.3%       +60.6%
1982            5.95         .41             9.73      +19.5        +93.9
1983            7.27         .28            12.45      +28.0       +145.6
1984            6.75         .51            12.48       +0.2       +146.1
1985            7.84         .30            15.11      +21.1       +198.1
1986            7.76         .59            16.07       +6.3       +216.9
1987            5.98        2.62            17.47       +8.8       +244.6
1988            6.97         .41            21.56      +23.4       +325.3
1989            7.52        1.09            26.64      +23.6       +425.4
1990            6.25         .44            23.70      -11.0       +367.5
1991            7.69         .24            30.07      +26.9       +493.1
1992            8.17         .22            32.80       +9.1       +546.9
1993            9.12         .22            37.49      +14.3       +639.4
1994            9.05         .32            38.51       +2.7       +659.6
1995           11.52         .34            50.49      +31.1       +895.8
1996           13.18         .83            61.42     +21.65      +1111.4



SECURITIES FIRST TRUST BOND SERIES

     The graph and Per Share Data Table below illustrate the growth in per share value for the period ending December 31, 1996, of one share of the Security First Trust Bond Series purchased on August 1, 1979, at a price of $3.12 assuming that dividends and capital gains were reinvested.

     The results shown should not be considered a representation of the income that may be earned by investing in the Series today. The value of variable annuities funded by shares in this Series will be reduced by any actuarial risk charges.

                                    [GRAPH]

                              [PLOT POINTS TO COME]


                                 PER SHARE DATA

                                       Per Share
                                       Value with               Cumulative
Calendar      Net      Dividend       Dividends &                 Change
Year         Asset     & Capital     Capital Gains   Yearly        from
Ending       Value       Gains        Reinvested     Change       8/1/79
------       -----       -----        ----------     ------       ------
1981       $   3.28     $   .36        $    3.81      +22.9%       +22.1%
1982           3.93        0.00             4.56      +19.8        +46.3
1983           3.79         .31             4.78       +4.7        +53.2
1984           3.87         .28             5.26      +10.1        +68.6
1985           4.15         .33             6.14      +16.8        +96.9
1986           4.38         .30             6.95      +13.2       +122.8
1987           3.83         .66             7.14       +2.8       +128.8
1988           3.77         .28             7.55       +5.7       +142.1
1989           3.89         .30             8.39      +11.1       +168.9
1990           3.52         .54             8.76       +4.4       +180.8
1991           3.79         .25            10.06      +14.8       +222.4
1992           3.80         .23            10.70       +6.4       +242.9
1993           3.94         .22            11.72       +9.5       +275.6
1994           3.58         .22            11.31       -3.5       +262.5
1995           3.94         .24            13.21      +16.8       +323.4
1996           3.82         .24            13.58      +2.80       +335.3

SECURITIES FIRST TRUST VIRTUS EQUITY SERIES

     The Per Share Data Table below illustrates the growth in per share value for the period ending December 31, 1996, of one share of the Security First Trust Virtus Equity Series purchased on May 19, 1993, at a price of $5.00 assuming that dividends and capital gains were reinvested.

     The results shown should not be considered a representation of the income that may be earned by investing in the Series today. The value of variable annuities funded by shares in this Series will be reduced by any actuarial risk charges.

                                 PER SHARE DATA

                                       Per Share
                                       Value with               Cumulative
Calendar      Net      Dividend       Dividends &                 Change
Year         Asset     & Capital     Capital Gains   Yearly        from
Ending       Value       Gains        Reinvested     Change       8/1/79
------       -----       -----        ----------     ------       ------
1993        $5.15        $.03            $5.18         +3.6%       *3.6%
1994         4.78         .05             4.85         -6.3        -3.0
1995         5.91         .21             6.21        +28.0       +24.2
1996         6.45         .55             7.36       +18.52       +47.2




*change from 5-19-93 to 12-31-93


SECURITY FIRST TRUST VIRTUS U.S. GOVERNMENT INCOME SERIES

     The Per Share Data Table below illustrates the growth in per share value for the period ending December 31, 1996, of one share of the Security First Trust Virtus U.S. Government Income Series purchased on May 19, 1993, at a price of $5.00 assuming the dividends and capital gains were reinvested.

     The results shown should not be considered a representation of the income that may be earned by investing in the Series today. The value of variable annuities funded by shares in this Series will be reduced by any actuarial risk charges.

                                 PER SHARE DATA

                                       Per Share
                                       Value with               Cumulative
Calendar      Net      Dividend       Dividends &                 Change
Year         Asset     & Capital     Capital Gains   Yearly        from
Ending       Value       Gains        Reinvested     Change       8/1/79
------       -----       -----        ----------     ------       ------
1993        $5.04        $.08            $5.11         2.2%        *2.2%
1994         4.74         .14             4.96       -2.94         -0.8
1995         5.18         .20             5.63       +13.5        +12.6
1996         5.14         .22             5.83       +3.55        +16.6


*change from 5-19-93 to 12-31-93

                              SECURITY FIRST TRUST
                       STATEMENT OF ASSETS AND LIABILITIES
                                JANUARY 31, 1997

                                    UNAUDITED


                                                                 T. Rowe Price                        Virtus
                                                                   Growth and         Virtus      U.S.Government
                                                                     Income           Equity          Income
                                                   Bond Series       Series           Series          Series
                                                   -----------       ------           ------          ------
ASSETS
  Investments at market - Note A and Schedule I:
    Investment securities (cost:
    Bond Series - $9,512,237; Growth
    and Income Series - $102,529,321;
    Equity Series - $26,296,694;
    U.S. Government Income Series -
    $18,417,663)                                   $   9,671,500    $148,386,772   $29,560,719   $ 18,515,096

  Cash                                                    36,682         681,790       715,550        776,882
  Receivable for securities sold                          94,087       4,000,000                        5,798
  Receivable for capital shares purchased                    974          79,509        24,805         10,639
  Interest receivable                                    137,709           2,500         2,624        228,153
  Dividends receivable                                                   257,031        49,930
  Prepaid insurance                                          393           5,114           939            634
                                                   -------------    ------------   -----------   ------------
                                                       9,941,345     153,412,716    30,354,567     19,537,202

LIABILITIES
  Payable for securities purchased                                     3,782,199
  Payable for capital shares redeemed                                     23,809
  Payable to investment adviser - Note B                   2,957          43,098        16,737          6,892
  Payable for directors fees                                 211           1,795            23             17
  Accrued expenses                                        14,784          51,777         6,184          7,504
                                                   -------------    ------------   -----------   ------------
                                                          17,952       3,902,678        22,944         14,413

NET ASSETS
  Composed of:
    Capital shares (authorized 100,000,000
      shares of $ .01 par value for each series)       9,941,226     102,179,330    26,455,736     19,382,870
    Undistributed net investment income                   49,381         194,175        22,207         94,472
    Undistributed net realized gain (loss)              (226,477)      1,279,082       589,655        (51,986)
    Net unrealized appreciation of investments           159,263      45,857,451     3,264,025         97,433
                                                   -------------    ------------   -----------   ------------
                          Net assets               $   9,923,393    $149,510,038   $30,331,623   $ 19,522,789
                                                   =============    ============   ===========   ============

          Capital shares outstanding                   2,598,336      10,923,088     4,495,649      3,779,585

           Net asset value per share               $        3.82    $      13.69   $      6.75   $       5.17




The accompanying notes are an integral part of these financial statements.

                              SECURITY FIRST TRUST
                            STATEMENT OF OPERATIONS
                   FOR THE SIX MONTHS ENDED JANUARY 31, 1997

                                   UNAUDITED


                                                               T. Rowe Price                      Virtus
                                                                Growth and        Virtus      U.S.Government
                                                                  Income          Equity          Income
                                              Bond Series         Series          Series          Series
                                              ------------     -------------    ----------    --------------
INVESTMENT INCOME
   Dividends                                                   $  1,331,843     $  325,800
   Interest                                    $   345,657          625,136         17,257       $556,451
   Miscellaneous income                                                 191            119
                                               -----------     ------------     ----------       --------
                                                   345,657        1,957,170        343,176        556,451

EXPENSES
   Custodian fees                                    8,117           16,763          8,281          4,400
   Adviser fees - Note B                            16,932          230,195         95,314         64,666
   Management fees - Note B                          7,257           98,655         19,063         12,933
   Printing expenses                                 1,724           10,659            118            232
   Audit fees                                        2,115            2,858          2,576          2,772
   Insurance expenses                                  604            7,842          1,437            973
   Directors' fees and expenses                        891           11,547          2,158          1,459
   Taxes, licenses and  fees                            73               79             74             74
   Miscellaneous expenses                                             2,358          3,893          1,127
                                               -----------     ------------     ----------       --------
                                                    37,713          380,956        132,914         88,636

   Less: Waiver of management fees                                                    (479)          (147)
         Waiver of adviser fees                                                     (3,659)       (28,931)
                                               -----------     ------------     ----------       --------
                                                    37,713          380,956        128,776         59,558
                                               -----------     ------------     ----------       --------

                  Net investment income            307,944        1,576,214        214,400        496,893

NET REALIZED AND UNREALIZED GAINS
   ON INVESTMENTS - Notes A and C
   Net realized gain on sale of investments          7,242        3,064,047        945,206         54,533
   Net unrealized appreciation of
     investments during the period                 119,110       19,075,213      3,637,403        193,329
                                               -----------     ------------     ----------       --------
   Net gain on investments                         126,352       22,139,260      4,582,609        247,862
                                               -----------     ------------     ----------       --------
                  Increase in net assets
              resulting from operations        $   434,296     $ 23,715,474     $4,797,009       $744,755
                                               ===========     ============     ==========       ========


The accompanying notes are an integral part of these financial statements.

                              SECURITY FIRST TRUST
                       STATEMENT OF CHANGES IN NET ASSETS
                    FOR THE SIX MONTHS ENDED JANUARY 31, 1997

                                    UNAUDITED



                                                                 T. Rowe Price                         Virtus
                                                                   Growth and         Virtus       U.S.Government
                                                                     Income           Equity           Income
                                                 Bond Series         Series           Series           Series
                                                 -----------     -------------     ------------    --------------
Operations:
   Net investment income                         $   307,944     $   1,576,214     $    214,400     $    496,893
   Net realized gain on sale of investments            7,242         3,064,047          945,206           54,533
   Net unrealized appreciation  of
     investments during the period                   119,110        19,075,213        3,637,403          193,329
                                                 -----------     -------------     ------------     ------------
                  Increase in net assets
               resulting from operations             434,296        23,715,474        4,797,009          744,755

Distributions to shareowners from:
   Net investment income                            (584,627)       (2,941,810)        (439,597)        (779,578)
   Net realized gains                                               (5,408,660)      (1,801,912)

Capital share transactions - Note D:
   Reinvestment of net investment income
     distributed                                     584,627         2,941,810          439,597          779,578
   Reinvestment of net realized gains                                5,408,660        1,801,912
   Sales of capital shares                         1,346,679        17,101,862        5,302,793        4,193,214
   Redemptions of capital shares                    (838,947)       (3,860,191)        (469,955)        (304,004)
                                                 -----------     -------------     ------------     ------------
             Increase in net assets from
              capital share transactions           1,092,359        21,592,141        7,074,347        4,668,788
                                                 -----------     -------------     ------------     ------------

            Total increase in net assets             942,028        36,957,145        9,629,847        4,633,965

Net Assets:
   Beginning of period                             8,981,365       112,552,893       20,701,776       14,888,824
                                                 -----------     -------------     ------------     ------------
   End of period (including undistributed net
     investment income: Bond Series -
     $49,381; Growth and Income
     Series - $194,175; Equity
     Series - $22,207; U.S. Government
     Income Series - $94,472)                    $ 9,923,393     $ 149,510,038     $ 30,331,623     $ 19,522,789
                                                 ===========     =============     ============     ============


The accompanying notes are an integral part of these financial statements.

                              SECURITY FIRST TRUST
                       STATEMENT OF CHANGES IN NET ASSETS
                        FOR THE YEAR ENDED JULY 31, 1996

                                    UNAUDITED


                                                                      T. Rowe Price                        Virtus
                                                                       Growth and         Virtus       U.S.Government
                                                                         Income           Equity           Income
                                                     Bond Series         Series           Series           Series
                                                     -----------     -------------     ------------    --------------
Operations:
   Net investment income                             $   544,363     $   2,733,038     $    321,275     $    543,959
   Net realized gain(loss) on sale of investments         36,467         3,625,576        1,781,966
                                                                                                             (56,907)
   Net unrealized appreciation (depreciation) of
     investments during the year                        (193,455)        8,923,218       (1,223,826)        (143,327)
                                                     -----------     -------------     ------------     ------------
                  Increase in net assets
               resulting from operations                 387,375        15,281,832          879,415          343,725

Distributions to shareowners from:
   Net investment income                                (494,898)       (2,489,944)        (115,461)        (326,728)
   Net realized gains                                                     (351,978)        (328,664)         (22,717)

Capital share transactions - Note D:
   Reinvestment of net investment income
     distributed                                         494,898         2,489,944          115,461          326,728
   Reinvestment of net realized gains                                      351,978          328,664           22,717
   Sales of capital shares                             2,367,725        20,549,022       12,488,481        8,862,888
   Redemptions of capital shares                      (1,751,516)       (7,067,607)        (431,839)        (313,938)
                                                     -----------     -------------     ------------     ------------
             Increase in net assets from
              capital share transactions               1,111,107        16,323,337       12,500,767        8,898,395
                                                     -----------     -------------     ------------     ------------

            Total increase in net assets               1,003,584        28,763,247       12,936,057        8,892,675

Net Assets:
   Beginning of year                                   7,977,781        83,789,646        7,765,719        5,996,149
                                                     -----------     -------------     ------------     ------------
   End of year (including undistributed net
     investment income: Bond Series -
     $326,064; Growth and Income
     Series - $1,559,772; Equity
     Series - $247,404; U.S. Government
     Income Series - $377,157)                       $ 8,981,365     $ 112,552,893     $ 20,701,776     $ 14,888,824
                                                     ===========     =============     ============     ============


The accompanying notes are an integral part of these financial statements.

                              SECURITY FIRST TRUST                   SCHEDULE I
                                   BOND SERIES
                            PORTFOLIO OF INVESTMENTS
                                JANUARY 31, 1997

                                    UNAUDITED

                                                                Percentage
                                                                 of Market
                                                                 Value of                                   Market
                     Fixed Maturities                            Portfolio              Principal           Value
------------------------------------------------------------    -----------         ---------------    --------------
CORPORATE NOTES                                                    31.2%

Aerospace & Defense:                                                2.9
   Boeing Co., 8.75%, 08/15/21                                                      $      50,000      $       58,188
   Northrop Grumman Corp., 7.88%, 03/01/26                                                100,000              99,625
   Aircraft Lease Portfolio Securitization, 7.15%, 09/15/04                               123,113             124,344
                                                                                                       --------------
                                                                                                              282,157

Automobiles & Related:                                              1.7
   Ford Motor Credit, 9.50%, 04/15/00                                                      50,000              54,313
   GMAC Corporate Bond, 9.63%, 12/15/01                                                   100,000             112,250
                                                                                                       --------------
                                                                                                              166,563
Banking:                                                            4.8
   Ahmanson H F Co., 8.25%, 10/01/02                                                       50,000              53,313
   Banca Commercial SBA, 8.25%, 07/15/07                                                  100,000             106,250
   First Hawaiian Bank, 6.93%, 12/01/03                                                    75,000              74,344
   HSBC Fin Nederland Bank, 7.40%, 04/15/03                                               100,000             101,375
   National Australia Bank, 9.70%, 10/15/98                                               125,000             131,563
                                                                                                       --------------
                                                                                                              466,845

Electric and Electronic Equipment:                                  2.4
   General Electric Capital, 9.38%, 10/06/98                                              125,000             131,556
   Honeywell Inc., 6.60%, 04/15/01                                                        100,000             100,000
                                                                                                       --------------
                                                                                                              231,556

Electric Utilities:                                                 2.0
   National Rural Utilities, 6.50%, 09/15/02                                              100,000              99,625
   Public Services Electric & Gas Co., 6.25%, 01/01/07                                    100,000              93,500
                                                                                                       --------------
                                                                                                              193,125

Finance & Credit:                                                   5.9
   Advanta Corp., 7.00%, 05/01/01                                                         100,000             100,250
   Allmerica Financial Corp, 7.63%, 10/15/25                                              100,000              98,500
   American Express Credit Corp., 7.75%, 03/01/97                                          65,000              65,095
   Beneficial Corp., 9.05%, 03/14/97                                                       50,000              50,192
   Commercial Credit Group, 9.60%, 05/15/99                                                50,000              53,500
   Margaretten Financial, 6.75%, 06/15/00                                                 100,000             100,250
   Standard Credit Card, 7.25%, 04/07/08                                                  100,000             101,795
                                                                                                       --------------
                                                                                                              569,582

                               SECURITY FIRST TRUST                   SCHEDULE I
                                   BOND SERIES
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                JANUARY 31, 1997

                                    UNAUDITED

                                                                Percentage
                                                                 of Market
                                                                 Value of                                   Market
                     Fixed Maturities                            Portfolio              Principal           Value
------------------------------------------------------------    -----------         ---------------    --------------
CORPORATE NOTES
   (CONTINUED)

Forest Products:                                                    1.1%
   Noranda Forest, Inc.,   7.50%, 07/15/03                                          $     100,000      $      103,000

Insurance Carriers:                                                 2.0
   Prudential Insurance Co. America,   6.88%, 04/15/03                                    100,000              99,125
   Zurich Reinsurance, 7.13%, 10/15/23                                                    100,000              91,250
                                                                                                       --------------
                                                                                                              190,375

Media and Communications:                                           2.9
   Disney Global Bond,   6.38%, 03/30/01                                                  125,000             124,531
   News American Holdings Inc.,   7.50%, 03/01/00                                          50,000              51,063
   Time Warner Inc.,   7.75%, 06/15/05                                                    100,000             101,875
                                                                                                       --------------
                                                                                                              277,469

Oil and Gas Exploration:                                            1.0
   Quaker State Corp.,   6.63%, 10/15/05                                                  100,000              96,625

Security, Commodity Brokers, and Services:                          2.1
   Lehman Bros.,    8.50%, 05/01/07                                                       100,000             107,375
   Salomon Bros., Inc.,   6.05%, 12/17/98                                                 100,000              98,661
                                                                                                       --------------
                                                                                                              206,036

Telephone Communication:                                            2.4
   GTE Corp.,   8.85%, 03/01/98                                                            50,000              51,459
   Rochester Telephone,   8.77%, 04/16/01                                                 100,000             107,250
   U.S. West Communications,   7.50%, 06/15/23                                             80,000              77,200
                                                                                                       --------------
                                                                                                              235,909
                                                                                                       --------------
                               TOTAL CORPORATE NOTES
                                    (COST $3,159,700)                                                       3,019,242


FEDERAL AGENCIES                                                   39.7

Federal Home Loan Bank:                                             2.8
   5.43%, 02/25/99                                                                         75,000              74,135
   5.50%, 01/10/01                                                                        200,000             194,216
                                                                                                       --------------
                                                                                                              268,351

Federal Home Loan Mortgage Corp.:                                   4.6
   7.00%, 07/15/21                                                                        150,000             146,615
   7.13%, 07/21/99                                                                        235,000             240,699

                               SECURITY FIRST TRUST                   SCHEDULE I
                                   BOND SERIES
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                JANUARY 31, 1997

                                    UNAUDITED

                                                                Percentage
                                                                 of Market
                                                                 Value of                                   Market
                     Fixed Maturities                            Portfolio           No. of Shares          Value
------------------------------------------------------------    -----------         ---------------    --------------
FEDERAL AGENCIES
(CONTINUED)

   9.00%, 01/01/17                                                                  $       3,488      $        3,683
   9.50%, 04/01/19                                                                         33,826              36,405
   9.00%, 06/01/19                                                                         14,304              15,104
                                                                                                       --------------
                                                                                                              442,506

Federal National Mortgage Assn.:                                    2.0%
   8.35%, 11/10/99                                                                        175,000             185,005
   7.50%, 08/25/21                                                                          9,069               8,806
                                                                                                       --------------
                                                                                                              193,811

Government National Mortgage Assn.:                                28.4
   7.50%, 10/15/23                                                                        252,435             253,222
   7.50%, 06/15/23                                                                        149,125             149,590
   8.50%, 03/15/25                                                                        105,788             109,986
   7.00%, 01/15/24                                                                        175,007             171,616
   9.50%, 01/15/25                                                                         58,220              62,987
   7.00%, 03/15/24                                                                        166,467             163,241
   8.50%, 07/15/24                                                                        209,411             217,720
   8.50%, 11/15/24                                                                        177,556             184,601
   8.50%, 08/15/24                                                                         63,370              65,884
   8.50%, 08/15/25                                                                         93,556              97,268
   12.50%, 04/15/10                                                                         5,355               6,212
   9.50%, 05/15/25                                                                         64,670              69,964
   9.00%, 04/15/09                                                                          4,725               4,962
   9.00%, 05/15/09                                                                         25,839              26,862
   9.00%, 05/15/09                                                                          6,854               7,199
   9.00%, 05/15/09                                                                          9,699               9,799
   9.00%, 05/15/09                                                                          4,132               4,340
   9.00%, 05/15/09                                                                          3,831               4,023
   9.00%, 05/15/09                                                                         18,130              19,043
   11.25%, 07/15/13                                                                         1,604               1,769
   10.00%, 08/15/16                                                                        40,264              44,290
   10.00%, 06/15/17                                                                        28,404              31,245
   10.00%, 11/15/17                                                                        33,855              37,241
   11.50%, 11/15/15                                                                        72,350              81,710
   10.00%, 03/15/20                                                                        58,467              64,314
   11.50%, 02/15/18                                                                        10,729              12,117
   10.00%, 03/15/19                                                                        75,935              83,529
   11.25%, 09/15/15                                                                        83,556              92,146
   9.25%, 05/15/20                                                                         73,593              77,907
   9.25%, 07/15/17                                                                         65,639              69,782
   9.25%, 01/15/20                                                                         31,938              33,954
   9.25%, 01/15/21                                                                         33,205              35,301

                              SECURITY FIRST TRUST                    SCHEDULE I
                                   BOND SERIES
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                JANUARY 31, 1997

                                    UNAUDITED

                                                                Percentage
                                                                 of Market
                                                                 Value of                                   Market
                     Fixed Maturities                            Portfolio              Principal           Value
------------------------------------------------------------    -----------         ---------------    --------------
FEDERAL AGENCIES
(CONTINUED)

   9.25%, 09/15/21                                                                  $      65,798      $       69,952
   9.25%, 06/15/21                                                                         64,073              68,117
   9.25%, 04/15/21                                                                         75,070              79,809
   9.25%, 07/15/21                                                                         42,586              45,274
   9.25%, 05/15/21                                                                         91,191              96,947
   7.00%, 08/15/23                                                                        102,246             100,265
                                                                                                       --------------
                                                                                                            2,754,188

Tennessee Valley Authority:                                         1.9%
   8.38%, 10/01/99                                                                        175,000             184,406
                                                                                                       --------------

                              TOTAL FEDERAL AGENCIES
                                    (COST $3,610,676)                                                       3,843,262

U.S. GOVERNMENT OBLIGATIONS                                        24.7

U.S. Treasury Bonds:                                               15.6
   8.50%, 02/15/20                                                                        180,000             212,981
   8.75%, 05/15/20                                                                        200,000             242,534
   8.75%, 08/15/20                                                                        100,000             121,373
   8.00%, 11/15/21                                                                        150,000             169,241
   7.25%, 08/15/22                                                                        250,000             260,118
   6.88%, 08/15/25                                                                        500,000             500,290
                                                                                                       --------------
                                                                                                            1,506,537

U.S. Treasury Notes:                                                9.1
   7.75%, 11/30/99                                                                         15,000              15,647
   5.63%, 11/30/00                                                                        550,000             539,688
   7.00%, 07/15/06                                                                        100,000             103,269
   0.00%, 05/15/04                                                                        350,000             220,115
                                                                                                       --------------
                                                                                                              878,719
                                                                                                       --------------
                    TOTAL U.S. GOVERNMENT OBLIGATIONS
                                    (COST $2,318,121)                                                       2,385,256
                                                                                                       --------------

                               TOTAL FIXED MATURITIES
                                   (COST $9,088,497)                                                        9,247,760

                               SECURITY FIRST TRUST                   SCHEDULE I
                                   BOND SERIES
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                JANUARY 31, 1997

                                    UNAUDITED

                                                                Percentage
                                                                 of Market
                                                                 Value of                                   Market
                     Short-Term Investments                      Portfolio              Principal           Value
------------------------------------------------------------    -----------         ---------------    --------------
SHORT-TERM INVESTMENTS                                              4.4%

Federal Home Loan Mortgage Corp.:                                   3.8
   5.25%, 02/03/97                                                                  $     100,000      $       99,971
   5.24%, 02/10/97                                                                        145,000             144,797
   5.22%, 02/26/97                                                                        125,000             124,546
                                                                                                       --------------
                                                                                                              369,314

U.S. Treasury Bills:                                                0.6
   5.00%, 04/17/97                                                                         55,000              54,426
                                                                                                       --------------
                         TOTAL SHORT-TERM INVESTMENTS
                                      (COST $423,740)                                                         423,740
                                                                                                       --------------

                                    TOTAL INVESTMENTS
                                    (COST $9,512,237)             100.0                                     9,671,500

   Other assets less liabilities                                                                              251,893

                                           NET ASSETS                                                  $    9,923,393
                                                                                                        =============


The accompanying notes are an integral part of these financial statements.

                              SECURITY FIRST TRUST                    SCHEDULE I
                     T. ROWE PRICE GROWTH AND INCOME SERIES
                            PORTFOLIO OF INVESTMENTS
                                JANUARY 31, 1997

                                    UNAUDITED


                                                                Percentage
                                                                 of Market
                                                                 Value of                                   Market
                     Equity Securities                           Portfolio           No. of Shares          Value
------------------------------------------------------------    -----------         ---------------    --------------
CAPITAL EQUIPMENT                                                   5.1%

Electrical Equipment:                                               3.5
   General Electric Co.                                                                    25,000       $   2,587,500
   Honeywell, Inc.                                                                         30,000           2,163,750
   Westinghouse Electric Corp.                                                             25,000             462,500
                                                                                                        -------------
                                                                                                            5,213,750

Machinery:                                                          1.6
   Coltec Industries, Inc.*                                                                50,000           1,000,000
   FMC Corp.*                                                                              20,000           1,402,500
                                                                                                        -------------
                                                                                                            2,402,500
CONSUMER CYCLICALS                                                  0.5

Automobiles and Related:                                            0.5
   Ford Motor Co.                                                                          22,857             734,281

CONSUMER NONDURABLES                                               21.4

Food and Beverages:                                                 6.3
   Anheuser-Busch Company, Inc.                                                            24,000           1,020,000
   CPC International, Inc.                                                                 12,000             922,500
   General Mills, Inc.                                                                     25,000           1,693,750
   McCormick & Co.                                                                         50,000           1,237,500
   Pepsico, Inc.                                                                           50,000           1,743,750
   Quaker Oats Company                                                                     30,000           1,147,500
   Ralston-Ralston Purina Group                                                            20,000           1,572,500
                                                                                                        -------------
                                                                                                            9,337,500

Health Services:                                                    1.6
   Baxter International, Inc.                                                              30,000           1,383,750
   United Healthcare Corp.*                                                                20,000             975,000
                                                                                                        -------------
                                                                                                            2,358,750

Miscellaneous Consumer Products:                                    2.9
   Colgate Palmolive Co.                                                                   12,000           1,161,000
   Phillip Morris                                                                          15,000           1,783,125
   Tambrands, Inc.                                                                         35,000           1,439,375
                                                                                                        -------------
                                                                                                            4,383,500


*Non-Income Producing

                              SECURITY FIRST TRUST                    SCHEDULE I
                     T. ROWE PRICE GROWTH AND INCOME SERIES
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                JANUARY 31, 1997

                                    UNAUDITED


                                                                Percentage
                                                                 of Market
                                                                 Value of                                   Market
                     Equity Securities                           Portfolio           No. of Shares          Value
------------------------------------------------------------    -----------         ---------------    --------------
CONSUMER NONDURABLES
   (CONTINUED)

Pharmaceuticals:                                                   10.6%
   Abbott Laboratories                                                                     40,000       $   2,180,000
   American Home Products                                                                  30,000           1,901,250
   Covance, Inc.*                                                                          11,250             212,344
   Johnson & Johnson                                                                       30,000           1,732,500
   Pharmacia-Upjohn, Inc.                                                                  36,250           1,350,313
   Pfizer, Inc.                                                                            24,000           2,220,000
   Quest Diagnostic, Inc.*                                                                  5,625              88,594
   Schering-Plough Corp.                                                                   20,000           1,512,500
   Smith-Kline Beecham PLC ADR                                                             30,200           2,178,176
   Warner Lambert Co.                                                                      30,000           2,430,000
                                                                                                        -------------
                                                                                                           15,805,677

CONSUMER SERVICES                                                  11.0

Entertainment & Leisure:                                            2.3
   ITT Corp. New*                                                                          40,000           2,285,000
   Readers Digest Assn., Inc.                                                              30,000           1,065,000
                                                                                                        -------------
                                                                                                            3,350,000

General Merchandisers:                                              3.4
   Dayton-Hudson                                                                           45,000           1,693,125
   J.C. Penney, Inc.                                                                       20,000             947,500
   Toys R Us, Inc.*                                                                        50,000           1,250,000
   Walmart Stores                                                                          50,000           1,187,500
                                                                                                        -------------
                                                                                                            5,078,125

Media and Communications:                                           3.7
   Dun & Bradstreet Corp.                                                                  40,000             960,000
   McGraw-Hill, Inc.                                                                       26,000           1,293,500
   Meredith Corp.                                                                          30,000           1,541,250
   Vodafone Group PLC ADR                                                                  40,000           1,720,000
                                                                                                        -------------
                                                                                                            5,514,750

Miscellaneous:                                                      1.6
   American Brands, Inc.                                                                   25,000           1,275,000
   WMX Technologies, Inc.                                                                  30,000           1,098,750
                                                                                                        -------------
                                                                                                            2,373,750


*Non-Income Producing

                              SECURITY FIRST TRUST                   SCHEDULE I
                     T. ROWE PRICE GROWTH AND INCOME SERIES
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                JANUARY 31, 1997

                                    UNAUDITED

                                                                Percentage
                                                                 of Market
                                                                 Value of                                   Market
                     Equity Securities                           Portfolio           No. of Shares          Value
------------------------------------------------------------    -----------         ---------------    --------------
ENERGY                                                              9.1%

Oil and Gas Extraction:                                             9.1
   Atlantic Richfield Co.                                                                  12,000       $   1,587,000
   British Petroleum PLC                                                                   15,000           2,124,375
   Chevron Corp.                                                                           20,000           1,327,500
   Exxon Corp.                                                                             18,000           1,865,250
   Mobil Corp.                                                                              8,000           1,051,000
   Murphy Oil Corp.                                                                        12,000             604,500
   Pennzoil Co.                                                                             8,000             499,000
   Royal Dutch Petroleum Co. ADR                                                           10,000           1,735,000
   Texaco, Inc.                                                                            15,300           1,619,884
   Unocal Corp.                                                                            25,000           1,053,125
                                                                                                        -------------
                                                                                                           13,466,634
FINANCIAL                                                          17.7

Banking:                                                            4.2
   Chase Manhattan Corp.                                                                   15,000           1,387,500
   Mellon Bank Corp.                                                                       25,000           1,865,625
   National City Corp.                                                                     20,000             907,500
   Wells Fargo & Co.                                                                        6,666           2,031,464
                                                                                                        -------------
                                                                                                            6,192,089

Federal Agencies:                                                   2.3
   Federal Home Loan Mortgage Corp.                                                        60,000           1,815,000
   Student Loan Marketing Assn.                                                            15,000           1,633,125
                                                                                                        -------------
                                                                                                            3,448,125

Financial Services:                                                 6.0
   American Express                                                                        52,000           3,230,500
   H&R Block, Inc.                                                                         50,000           1,481,250
   Mercury Finance Co.                                                                     96,800             205,700
   Travelers Group, Inc.                                                                   73,577           3,853,595
                                                                                                        -------------
                                                                                                            8,771,045

                              SECURITY FIRST TRUST                    SCHEDULE I
                     T. ROWE PRICE GROWTH AND INCOME SERIES
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                JANUARY 31, 1997

                                    UNAUDITED


                                                                Percentage
                                                                 of Market
                                                                 Value of                                   Market
                     Equity Securities                           Portfolio           No. of Shares          Value
------------------------------------------------------------    -----------         ---------------    --------------
FINANCIAL
    (CONTINUED)

Insurance Carriers:                                                 4.2%
   St. Paul Companies, Inc.                                                                30,000       $   1,875,000
   Travelers Aetna P&C                                                                     40,000           1,460,000
   U S F & G Corp.                                                                         80,000           1,700,000
   Willis Corroon Group  Sponsored ADR                                                    109,500           1,231,875
                                                                                                        -------------
                                                                                                            6,266,875

Security, Commodity Brokers, and Services:                          1.0
   JP Morgan and Co., Inc.                                                                 15,000           1,545,000

PROCESS INDUSTRIES                                                  9.0

Chemicals and Allied Products:                                      4.8
   Corning, Inc.                                                                           45,000           1,603,125
   Dow Chemical Co.                                                                        15,000           1,156,875
   Du Pont Corp.                                                                           17,000           1,863,625
   Great Lakes Chemical Corp.                                                              30,000           1,293,750
   Minnesota Mining & Manufacturing Co.                                                    13,000           1,108,250
                                                                                                        -------------
                                                                                                            7,025,625

Forest Products:                                                    1.4
   Deltic Timber Corp.                                                                      3,428              84,415
   Georgia Pacific Corp.                                                                   18,000           1,325,250
   Weyerhaeuser Co.                                                                        15,000             682,500
                                                                                                        -------------
                                                                                                            2,092,165

Metal Mining:                                                       1.0
   Reynolds Metals Co.                                                                     25,000           1,509,375

Paper and Allied Products:                                          1.8
   International Paper Co.                                                                 25,000           1,021,875
   Kimberly Clark Corp.                                                                    10,000             975,000
   Union Camp Corp.                                                                        15,000             710,625
                                                                                                        -------------
                                                                                                            2,707,500

                              SECURITY FIRST TRUST                    SCHEDULE I
                     T. ROWE PRICE GROWTH AND INCOME SERIES
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                JANUARY 31, 1997

                                    UNAUDITED


                                                                Percentage
                                                                 of Market
                                                                 Value of                                   Market
                     Equity Securities                           Portfolio           No. of Shares          Value
------------------------------------------------------------    -----------         ---------------    --------------
TRANSPORTATION                                                      3.3%

Railroad Transportation:                                            2.0
   Canadian Pacific                                                                        30,000       $     813,750
   Conrail, Inc.                                                                           20,000           2,145,000
                                                                                                        -------------
                                                                                                            2,958,750

Transportation Services:                                            1.3
   PHH Corporation                                                                         40,000           1,925,000

UTILITIES                                                           6.0

Telephone Communication:                                            3.8
   AT&T Co.                                                                                50,000           1,962,500
   Frontier Corp.                                                                          60,000           1,312,500
   GTE Corp.                                                                               25,000           1,175,000
   Southern New England Telecom Corp.                                                      17,000             633,250
   Telefonos De Mexico SA                                                                  13,000             489,126
                                                                                                        -------------
                                                                                                            5,572,376

Utility Holding Companies:                                          2.2
   Edison International                                                                    50,000           1,068,750
   Entergy Corp.                                                                           22,000             599,500
   General Public Utilities Corp.                                                          16,000             536,000
   Pacificorp                                                                              50,000           1,062,500
                                                                                                        -------------
                                                                                                            3,266,750
                                                                                                        -------------
                              TOTAL EQUITY SECURITIES
                                   (COST $77,442,441)                                                     123,299,892

                              SECURITY FIRST TRUST                    SCHEDULE I
                     T. ROWE PRICE GROWTH AND INCOME SERIES
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                JANUARY 31, 1997

                                    UNAUDITED

                                                                Percentage
                                                                 of Market
                                                                 Value of                                   Market
                     Short-Term Investments                      Portfolio              Principal           Value
------------------------------------------------------------    -----------         ---------------    --------------
SHORT-TERM INVESTMENTS                                             16.9%

Commercial Paper:                                                  16.9
   Abbott Laboratories,   5.25%, 03/18/97                                           $   1,320,000       $   1,311,319
   Asset Securitization Co.,   5.40%, 02/25/97                                          1,577,000           1,571,280
   Delaware Funding Corp., 5.32%, 02/13/97                                              1,000,000             998,221
   Exxon Imperial U.S. Inc., 5.30%, 02/20/97                                            5,000,000           4,985,962
   FNMA Discount Note, 5.24%, 02/13/97                                                  1,285,000           1,282,750
   FNMA Discount Note, 5.27%, 03/04/97                                                  3,800,000           3,782,753
   Manufacturers Investment, 5.33%, 03/27/97                                            2,480,000           2,460,128
   Kingdom Of Sweden, 5.34%, 02/04/97                                                   5,000,000           4,997,755
   Times Mirror Company, 5.33%, 02/07/97                                                3,700,000           3,696,712
                                                                                                        -------------

                         TOTAL SHORT-TERM INVESTMENTS
                                   (COST $25,086,880)                                                      25,086,880
                                                                                                        -------------

                                    TOTAL INVESTMENTS
                                  (COST $102,529,321)             100.0                                   148,386,772

   Other assets less liabilities                                                                            1,123,266
                                                                                                        -------------
                                           NET ASSETS                                                   $ 149,510,038
                                                                                                        =============


The accompanying notes are an integral part of these financial statements.

                              SECURITY FIRST TRUST                    SCHEDULE I
                              VIRTUS EQUITY SERIES
                            PORTFOLIO OF INVESTMENTS
                                JANUARY 31, 1997

                                    UNAUDITED

                                                                Percentage
                                                                 of Market
                                                                 Value of                                   Market
                     Equity Securities                           Portfolio           No. of Shares          Value
------------------------------------------------------------    -----------         ---------------    --------------
CAPITAL EQUIPMENT                                                   4.1%

Electrical Equipment:                                               3.2
   Amp, Inc.                                                                                3,500       $     142,625
   Applied Materials, Inc.*                                                                 2,600             128,375
   Eaton Corp.                                                                                700              49,000
   Grainger W.W. Inc.                                                                       1,300             100,425
   Harris Corp.                                                                             1,800             137,025
   Honeywell, Inc.                                                                          1,900             137,038
   Johnson Controls, Inc.                                                                   1,500             129,000
   Whirlpool Corp.                                                                          2,300             117,013
                                                                                                        -------------
                                                                                                              940,501
Machinery:                                                          0.9
   Cooper Industries, Inc.                                                                  2,700             116,438
   Cummins Engine, Inc.                                                                     1,800              94,725
   FMC Corporation*                                                                           700              49,088
                                                                                                        -------------
                                                                                                              260,251
CONSUMER NONDURABLES                                                5.7

Food & Beverages:                                                   0.6
   Seagram Ltd.                                                                             4,500             178,313

Health Services:                                                    2.6
   Baxter International, Inc.                                                               4,300             198,338
   Becton, Dickinson & Co.                                                                  2,000              98,500
   Columbia/HCA Healthcare                                                                  7,300             288,350
   ITT Corp.*                                                                               3,400             194,225
                                                                                                        -------------
                                                                                                              779,413
Miscellaneous Consumer Products:                                    1.8
   American Brands, Inc.                                                                    2,200             112,200
   Browning Ferris Industries                                                               6,800             221,000
   Service Corp. International                                                              3,400              98,600
   Sherwin Williams Co.                                                                     1,700              94,350
                                                                                                        -------------
                                                                                                              526,150
Pharmaceuticals:                                                    0.7
   Pharmacia-Upjohn, Inc.                                                                   5,600             208,600

CONSUMER CYCLICALS                                                  3.2

Automobiles and Related:                                            3.2
   Chrysler Corp.                                                                           8,200             285,975
   Ford Motor Co.                                                                          12,800             411,200
   Genuine Parts Co.                                                                        2,400             105,900
   Goodyear Tire and Rubber                                                                 2,600             141,700
                                                                                                        -------------
                                                                                                              944,775


*Non-Income Producing

                              SECURITY FIRST TRUST                    SCHEDULE I
                              VIRTUS EQUITY SERIES
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                JANUARY 31, 1997

                                    UNAUDITED


                                                                Percentage
                                                                 of Market
                                                                 Value of                                   Market
                     Equity Securities                           Portfolio           No. of Shares          Value
------------------------------------------------------------    -----------         ---------------    --------------
CONSUMER SERVICES                                                   5.9%

General Merchandise Stores:                                         4.5
   American Stores Company                                                                  2,000       $      84,000
   Federated Department Stores*                                                             3,700             121,638
   May Dept. Stores Co.                                                                     3,800             169,100
   CVS Corp.                                                                                2,600             112,450
   Nordstrom, Inc.                                                                          2,600              96,525
   J.C. Penney, Inc .                                                                       3,900             184,763
   Pitney Bowes, Inc.                                                                       1,900             109,488
   Sears Roebuck & Co.                                                                      5,800             278,400
   Toys R Us, Inc.                                                                          3,300              82,500
   V.F. Corp.                                                                               1,800             119,700
                                                                                                        -------------
                                                                                                            1,358,564

Building Materials & Garden Supplies:                               0.4
   Armstrong World Industries                                                               1,600             113,600

Media & Communications:                                             1.0
   Times Mirror Co.                                                                         2,000              94,500
   Viacom, Inc.*                                                                            5,600             191,800
                                                                                                        -------------
                                                                                                              286,300

ENERGY                                                             17.4

Gas Production And Distribution:                                    0.7
   Columbia Gas System                                                                      1,700             110,713
   Enron Corp.                                                                              2,100              86,625
                                                                                                        -------------
                                                                                                              197,338

Oil and Gas Extraction:                                            16.7
   Amerada Hess Corp.                                                                       1,800             106,200
   Amoco                                                                                    5,800             504,600
   Burlington Resources, Inc.                                                               2,000              99,500
   Chevron Corp.                                                                            6,600             438,075
   Exxon Corp .                                                                            12,600           1,305,675
   Mobil Corp .                                                                             4,800             630,600
   Phillips Petroleum Co.                                                                   2,900             127,963
   Royal Dutch Petroleum Co. ADR                                                            6,500           1,127,750
   Tenneco, Inc.                                                                            3,200             128,000
   Texaco, Inc.                                                                             3,300             349,388
   Unocal Corp.                                                                             2,900             122,163
                                                                                                        -------------
                                                                                                            4,939,914


*Non-Income Producing

                              SECURITY FIRST TRUST                    SCHEDULE I
                              VIRTUS EQUITY SERIES
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                JANUARY 31, 1997

                                    UNAUDITED

                                                                Percentage
                                                                 of Market
                                                                 Value of                                   Market
                     Equity Securities                           Portfolio           No. of Shares          Value
------------------------------------------------------------    -----------         ---------------    --------------
FINANCIAL                                                          26.3%

Banking:                                                           12.7
   Banc One Corp.                                                                           4,501       $     204,188
   Bank Of New York, Inc.                                                                   4,400             161,150
   Bankamerica Corp.                                                                        3,900             435,338
   Bankers Trust New York                                                                   1,100              93,500
   Barnett Banks, Inc.                                                                      3,000             132,000
   Chase Manhattan Corp.                                                                    1,300             120,250
   Citicorp                                                                                 5,100             593,513
   Comerica, Inc.                                                                           2,100             119,963
   First Chicago Corp.                                                                      3,600             205,650
   First Union Corp.                                                                        2,800             234,150
   Golden West Financial Corp.                                                              2,200             147,675
   Key Corp.                                                                                2,700             141,413
   Mellon Bank Corp.                                                                        1,600             119,400
   National City Corp.                                                                      2,800             127,050
   Nationsbank Corp.                                                                        4,635             500,580
   Norwest Corp.                                                                            2,800             133,350
   PNC Bank Corp.                                                                           3,900             155,025
   Wachovia Corp.                                                                           2,300             132,538
                                                                                                        -------------
                                                                                                            3,756,733

Federal Agencies:                                                   1.3
   Federal Home Loan Mortgage Corp.                                                        12,400             375,100

Financial Services:                                                 3.8
   American Express Co.                                                                     5,200             323,050
   Dean Witter Discover & Co.                                                               4,400             167,750
   Fleet Financial Group                                                                    2,900             156,600
Republic NY Corp.                                                                           1,300             115,213
   Travelers Group, Inc.                                                                    6,900             361,388
                                                                                                        -------------
                                                                                                            1,124,001

Insurance Carriers:                                                 6.4
   Aetna, Inc.                                                                              2,800             221,200
   American General Corp.                                                                   3,400             135,575
   Cigna Corp.                                                                              1,700             257,763
   Chubb Corp.                                                                              2,500             136,250
   General Re Corp.                                                                         1,900             306,850
   ITT Hartford Group, Inc.                                                                 1,400             102,725
   Lincoln National Corp.                                                                   1,800              96,525
   Loews Corp.                                                                              1,800             177,975
   MBIA, Inc.*                                                                              1,100             105,738


*Non-Income Producing

                              SECURITY FIRST TRUST                    SCHEDULE I
                              VIRTUS EQUITY SERIES
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                JANUARY 31, 1997

                                    UNAUDITED


                                                                Percentage
                                                                 of Market
                                                                 Value of                                   Market
                     Equity Securities                           Portfolio           No. of Shares          Value
------------------------------------------------------------    -----------         ---------------    --------------
FINANCIAL
   (CONTINUED)

Insurance Carriers (continued):
   Safeco Corp.                                                                             2,400       $      91,200
   St. Paul Cos.                                                                            1,400              87,500
   Transamerica Corp.                                                                       2,200             180,950
                                                                                                        -------------
                                                                                                            1,900,251
Security, Commodity Brokers, and Services:                          2.1%
   Merrill Lynch & Co., Inc.                                                                2,300             193,775
   JP Morgan & Co., Inc .                                                                   2,700             278,100
   Morgan Stanley Group                                                                     2,400             137,100
                                                                                                        -------------
                                                                                                              608,975
PROCESS INDUSTRIES                                                  6.9

Chemicals and Allied Products:                                      2.7
   Air Products & Chemical                                                                  2,100             149,888
   Dow Chemical Co.                                                                         3,300             254,513
   W.R. Grace & Co.                                                                         1,700              84,575
   Great Lakes Chemical                                                                     2,200              94,875
   Rohm & Haas Co.                                                                          1,500             123,000
   Union Carbide, Inc.                                                                      2,100              95,288
                                                                                                        -------------
                                                                                                              802,139
Forest Products:                                                    0.4
   Weyerhaeuser Co.                                                                         2,900             131,950

Gold and Silver Products:                                           0.4
   Barrick Gold Corp.                                                                       4,300             115,563


Metal Mining:                                                       1.8
   Alcan Aluminum Ltd.                                                                      5,000             176,250
   Inco Ltd.                                                                                3,400             115,175
   USX-Marathon Group                                                                       5,300             141,113
   USX-U.S. Steel Corp.                                                                     3,000              94,875
                                                                                                        -------------
                                                                                                              527,413

Paper and Allied Products:                                          1.6
   International Paper Co.                                                                  4,100             167,588
   Mead Corp.                                                                               1,900             106,875
   Union Camp Corp.                                                                         2,300             108,963
   Willamette Industries, Inc.                                                              1,300              81,738
                                                                                                        -------------
                                                                                                              465,164

                              SECURITY FIRST TRUST                    SCHEDULE I
                              VIRTUS EQUITY SERIES
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                JANUARY 31, 1997

                                    UNAUDITED


                                                                Percentage
                                                                 of Market
                                                                 Value of                                   Market
                     Equity Securities                           Portfolio           No. of Shares          Value
------------------------------------------------------------    -----------         ---------------    --------------
PROCESS INDUSTRIES
   (CONTINUED)

TECHNOLOGY                                                          5.6%

Computer and Office Equipment:                                      5.6
   Digital Equipment Corp.*                                                                 3,100       $     116,250
   International Business Machines Corp.                                                    6,200             974,950
   LSI Logic Corp.*                                                                         2,500              86,875
   Micron Technology                                                                          700              24,325
   Texas Instruments, Inc.                                                                  2,800             219,450
   Xerox Corp.                                                                              4,000             234,500
                                                                                                        -------------
                                                                                                            1,656,350

TRANSPORTATION                                                     10.6

Aerospace and Defense:                                              6.7
   Allied Signal, Inc.                                                                      2,300             161,575
   Boeing Co.                                                                               4,000             428,500
   Lockheed Martin Corp.                                                                    2,500             230,000
   McDonnell Douglas Corp.                                                                  2,200             147,950
   Northrop Grumman Corp.                                                                   1,100              85,938
   Raytheon Co.                                                                             3,300             151,388
   Rockwell International Corp.                                                             3,200             210,400
   TRW, Inc.                                                                                3,400             172,550
   Textron, Inc.                                                                            1,700             165,538
   United Technologies Corp.                                                                3,000             209,250
                                                                                                        -------------
                                                                                                            1,963,089

Airline Transportation:                                             1.2
   AMR Corporation.*                                                                        2,200             177,100
   Delta Air Lines, Inc.                                                                    2,400             189,600
                                                                                                        -------------
                                                                                                              366,700

Railroad Transportation:                                            2.5
   Burlington Northern Santa Fe                                                             1,800             157,500
   CSX Corp.                                                                                2,600             126,100
   Conrail, Inc.                                                                            1,500             160,875
   Norfolk Southern Corp.                                                                   1,500             132,938
   Union Pacific                                                                            2,800             168,000
                                                                                                        -------------
                                                                                                              745,413
Transportation Services:                                            0.2
   Paccar, Inc.                                                                               900              58,838


*Non-Income Producing

                              SECURITY FIRST TRUST                    SCHEDULE I
                              VIRTUS EQUITY SERIES
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                JANUARY 31, 1997

                                    UNAUDITED


                                                                Percentage
                                                                 of Market
                                                                 Value of                                   Market
                     Equity Securities                           Portfolio           No. of Shares          Value
------------------------------------------------------------    -----------         ---------------    --------------
UTILITIES                                                          14.3%

Electric Utilities:                                                 0.8
   Consolidated Edison Co.                                                                  3,000       $      93,000
   Duke Power Co.                                                                           3,100             145,313
                                                                                                        -------------
                                                                                                              238,313

Telephone Communication:                                            9.9
   AT&T Co.                                                                                18,100             712,688
   Airtouch Communications*                                                                 5,200             134,550
   Bell Atlantic Corp.                                                                      6,300             423,675
   Bell  South Corp.                                                                       11,100             492,563
   MCI Communications Corp.                                                                 7,900             277,488
   Nynex Corp.                                                                              6,900             349,313
   Sprint Corp.                                                                             5,300             215,975
   U. S. West, Inc.                                                                         6,300             207,113
   U.S. West, Inc. Media Group*                                                             6,300             117,338
                                                                                                        -------------
                                                                                                            2,930,703

Utility Holding Companies:                                          3.6
   Carolina Power & Light                                                                   2,200              82,775
   Dominion Resources, Inc.                                                                 2,900             114,913
   Edison International                                                                     8,348             178,439
   Entergy Corp.                                                                            3,500              94,740
   GPU, Inc.                                                                                2,400              80,400
   Peco Energy                                                                              3,800              87,400
   PG&E Corp.                                                                               6,500             147,875
   Panenergy Corp.                                                                          2,900             133,763
   Southern Co .                                                                            6,400             140,000
                                                                                                        -------------
                                                                                                            1,060,305
                                                                                                        -------------
                                    TOTAL INVESTMENTS
                                   (COST $26,296,694)             100.0                                    29,560,719

   Other assets less liabilities                                                                              770,904
                                                                                                        -------------
                                           NET ASSETS                                                   $  30,331,623
                                                                                                        =============


*Non-Income Producing

The accompanying notes are an integral part of these financial statements.

                              SECURITY FIRST TRUST                    SCHEDULE I
                      VIRTUS U.S. GOVERNMENT INCOME SERIES
                            PORTFOLIO OF INVESTMENTS
                                JANUARY 31, 1997

                                    UNAUDITED




                                                                Percentage
                                                                 of Market
                                                                 Value of                                   Market
                     Fixed Maturities                            Portfolio              Principal           Value
------------------------------------------------------------    -----------         ---------------    --------------
U.S. GOVERNMENT OBLIGATIONS                                        20.6%

U.S. Treasury Notes:                                               20.6
   7.88%, 08/15/01                                                                   $  1,500,000       $    1,594,875
   5.50%, 04/15/00                                                                        160,000              157,365
   7.75%, 01/31/00                                                                        200,000              209,016
   6.25%, 08/31/00                                                                        500,000              501,390
   5.63%, 02/28/01                                                                        550,000              538,356
   6.38%, 05/15/99                                                                        800,000              806,896
                                                                                                        --------------

                    TOTAL U.S. GOVERNMENT OBLIGATIONS
                                    (COST $2,218,163)                                                        3,807,898

FEDERAL AGENCIES                                                   57.3

Federal Farm Credit Bank:
   6.05%, 04/21/03                                                  3.6                   550,000              536,343
   6.94%, 05/19/05                                                                        125,000              126,629
                                                                                                        --------------
                                                                                                               662,972

Federal Home Loan Bank:                                             8.7
   4.80%, 09/22/98                                                                        350,000              344,155
   6.83%, 06/07/01                                                                      1,000,000            1,005,810
   8.00%, 08/27/01                                                                        250,000              265,505
                                                                                                        --------------
                                                                                                             1,615,470

Federal Home Loan Mortgage Assn.:                                  21.2
   7.00%, 07/01/07                                                                        204,359              200,590
   7.00%, 09/01/10                                                                        442,695              443,523
   6.50%, 04/11/11                                                                      1,747,578            1,719,722
   6.00%, 05/11/11                                                                      1,625,593            1,568,177
                                                                                                        --------------
                                                                                                             3,932,012
Federal National Mortgage Assn.:
   6.00%, 11/01/03                                                  5.4                   125,473              123,080
   8.63%, 06/30/04                                                                        150,000              167,558
   6.50%, 03/01/09                                                                        302,122              304,482
   8.00%, 09/01/25                                                                        400,744              409,885
                                                                                                        --------------
                                                                                                             1,005,005

                              SECURITY FIRST TRUST                    SCHEDULE I
                      VIRTUS U.S. GOVERNMENT INCOME SERIES
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                JANUARY 31, 1997

                                    UNAUDITED


                                                                Percentage
                                                                 of Market
                                                                 Value of                                   Market
                     Fixed Maturities                            Portfolio             Principal            Value
------------------------------------------------------------    -----------         ---------------    --------------
FEDERAL AGENCIES
   (CONTINUED)

Other Federal Agencies:                                            18.4%
   Farmermac, 7.37%, 08/01/06                                                        $  1,500,000       $    1,552,725
   Government National Mortgage Assn., 7.50%, 01/15/26                                  1,464,149            1,468,717
   Small Business Administration, 6.90%, 08/25/08                                         276,204              274,305
   Student Loan Marketing Assn., 7.50%, 03/08/00                                          100,000              103,547
                                                                                                        --------------
                                                                                                             3,399,294
                                                                                                        --------------
                               TOTAL FEDERAL AGENCIES
                                   (COST $12,104,879)                                                       10,614,753
                                                                                                        --------------

                               TOTAL FIXED MATURITIES
                                   (COST $14,323,042)                                                       14,422,651


Short-Term
Investments
SHORT-TERM INVESTMENTS                                             22.1
Federal National Mortgage Assn, 5.27%, 03/21/97                                         2,200,000            2,184,443
U.S. Treasury Bills: 5.16%, 12/11/97                                                    2,000,000            1,908,002
                                                                                                        --------------

                         TOTAL SHORT-TERM INVESTMENTS
                                    (COST $4,094,621)                                                        4,092,445
                                                                                                        --------------

                                    TOTAL INVESTMENTS
                                   (COST $18,417,663)             100.0                                     18,515,096

   Other assets less liabilities                                                                             1,007,693
                                                                                                        --------------
                                           NET ASSETS                                                   $   19,522,789
                                                                                                        ==============


The accompanying notes are an integral part of these financial statements.

SECURITY FIRST TRUST

NOTES TO FINANCIAL STATEMENTS

JANUARY 31, 1997

UNAUDITED

NOTE A -- ORGANIZATION OF THE TRUST AND SIGNIFICANT ACCOUNTING POLICIES

Security First Trust (the Trust) was established under Massachusetts law pursuant to a Declaration of Trust dated February 13, 1987, as an unincorporated business trust, a form of organization that is commonly called a Massachusetts Business Trust. The Trust is registered with the Securities and Exchange Commission as a diversified open-end management investment company (mutual fund) under the Investment Company Act of 1940 (1940 Act).

On June 17, 1987, the shareowners of Security First Legal Reserve Fund, Inc. and Security First Variable Life Fund, Inc. (the Funds), each of which was a Maryland corporation registered as an investment company under the 1940 Act, approved Plans of Reorganization and Liquidation and on July 24, 1987, the Funds became Series of the Trust and their shareowners became shareowners of the Bond Series and the Growth and Income Series, respectively, in a tax-free exchange of shares. The Trust operates as a "series company," as that term is used in Rule 18f-2 under the 1940 Act.

The Declaration of Trust permits the Trustees to issue an unlimited number of shares and to divide such shares into an unlimited number of series, all without shareowner approval. Pursuant to this authority, the Board of Trustees of Security First Trust established the Value Equity Series and the U.S. Government Income Series on January 11, 1993, which commenced operations May 19, 1993.

On April 10, 1996, the Board of Trustees of Security First Trust unanimously approved the name change of the series of the Trust as follows: Bond Series to
T. Rowe Price Bond Series; Growth and Income Series to T. Rowe Price Growth and Income Series; Value Equity Series to Virtus Equity Series; and U. S. Government Income Series to Virtus U. S. Government Income Series. On February 27, 1997 the Board of Trustees changed the name of the T. Rowe Price Bond Series back to the Bond Series. The following is a summary of significant accounting policies followed by the Trust:

FEDERAL INCOME TAXES -- Each series of the Trust has elected to qualify as a "Regulated Investment Company." No provision for federal income taxes is necessary because each series intends to maintain its qualification as a "Regulated Investment Company" under the Internal Revenue Code and distribute each year substantially all of its net income and realized capital gains to its shareowners. Income and gains to be distributed are determined as of December 31, because the Trust reports for tax purposes on a calendar year.

PORTFOLIO VALUATION -- Investments are carried at market value. The market value of equity securities is determined as follows: Securities traded on a national securities exchange are valued at the last sale price; securities not traded on a national securities exchange are valued at the bid price for such securities as reported by security dealers. Fixed maturities are valued at prices obtained from a major dealer in bonds.

SECURITY FIRST TRUST

NOTE A -- ORGANIZATION OF THE TRUST AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Short-term investments which have remaining maturities of more than 60 days and for which representative market quotations are readily available are valued at the most recent bid price or yield equivalent as quoted by a major broker-dealer in money market securities. Securities with remaining maturities of 60 days or less are valued at their amortized cost, which approximates market value due to the short duration to maturity. Securities and other assets for which such procedures are deemed not to reflect fair value, or for which representative quotes are not readily available, are valued at prices deemed best to reflect their fair value as determined in good faith by or under supervision of officers of the Trust in a manner specifically authorized by the Board of Directors and applied on a consistent basis.

DIVIDENDS AND DISTRIBUTIONS -- Each series declares dividends annually. Net realized gains from security transactions, if any, are distributed annually.

OTHER -- As is common in the industry, security transactions are accounted for no later than the day following the date the securities are purchased or sold. Dividend income is recorded on the ex-dividend date. Interest income is accrued daily.


NOTE B -- REMUNERATION OF MANAGER AND OTHERS

Bond Series and T. Rowe Price Growth and Income Series:

The Manager, Security First Investment Management Corporation (Security Management), is entitled by agreement to a monthly fee equal to 1/24 of 1% of the average daily net asset value of the Bond Series and T. Rowe Price Growth and Income Series (Growth and Income Series) (equivalent annually to .5%), less compensation payable to the Series' investment adviser, T. Rowe Price Associates. However, to the extent that operating expenses (including management fees but excluding interest and taxes and certain extraordinary expenses) of each series exceed 2.5% of the first $30 million of each series' average daily net assets, 2.0% of the next $70 million of each series' average daily net assets, and 1.5% of each series' average daily net assets in excess of that amount, calculated on the basis of each series' fiscal year (the expense limitation), the agreement requires that Security Management waive its fee. In addition, for the year ended July 31, 1997, Security Management has also agreed to reimburse the Bond Series for any remaining expenses exceeding a limitation equivalent annually to 1.5%. Security Management may elect on an annual basis to reimburse the Series for future excess expenses.

SECURITY FIRST TRUST

NOTE B -- REMUNERATION OF MANAGER AND OTHERS (CONTINUED)

If during the fiscal year repayments are made to the Manager and the series' expenses subsequently exceed the expense limitation, the Series shall recover such repayments from the Manager to the extent of the excess determined. Conversely, if during the fiscal year repayments are made by the Manager and the series' expenses subsequently are within the expense limitation, the Manager shall recover such repayments to the extent of the excess repaid. It is management's opinion that it is reasonably possible that actual operating expenses may be less than the expense limitation; however, in accordance with the requirements of FASB Statement No. 5, no accrual has been made for the contingent obligation to repay Security Management for excess expense reimbursements since the conditions required for such accrual have not, in the opinion of management, been met.

T. Rowe Price Associates provides investment advice and makes investment decisions for the Bond Series and Growth and Income Series. T. Rowe Price Associates is paid an annual fee of .35% of the average daily net assets of each series less any compensation payable to Security Management acting as adviser on certain assets in which a series may invest.


Virtus Equity Series and Virtus U.S. Government Income Series:

The Manager, Security Management, is entitled by agreement to a monthly fee equal to 1/13 of 1% of the average daily net asset value of the Virtus Equity Series (Equity Series) and Virtus U.S. Government Income Series (U.S. Government Income Series) (equivalent annually to .9%), less compensation payable to the Series' investment adviser, Virtus Capital Management (Virtus). However, to the extent that operating expenses (including management fees but excluding interest and taxes and certain extraordinary expenses) of each series exceed 2.5% of the first $30 million of each series' average daily net assets, 2.0% of the next $70 million of each series' average daily net assets and 1.5% of each series' average daily net assets in excess of that amount, calculated on the basis of each series' fiscal year (the expense limitation), the agreement requires that Security Management and Virtus waive their fees. While they are not obligated to do so, Security Management and Virtus have agreed to continue, until notice to the contrary, to defer their fees (and make contribution in respect of excess expenses) in order to maintain the expense ratios of the Virtus Equity and the Virtus U.S. Government Income Series at a level of 1.00% and .70% respectively, or less.

Virtus provides investment advice and makes investment decisions for the Equity Series and U.S. Government Income Series. Virtus is paid an annual fee of .75% of the average daily net assets of the two series.

SECURITY FIRST TRUST

NOTE C -- INVESTMENT SECURITIES TRANSACTIONS

Purchases and sales of fixed maturities and equity securities for the period ended January 31, 1997 were as follows:

                                                        T. Rowe Price                            Virtus
                                                           Growth                                 U.S.
                                                             and               Virtus          Government
                                                           Income              Equity            Income
                                       Bond Series         Series              Series            Series
                                       -----------         ------              ------            ------
    U.S. Government Securities:
     Purchases                        $     390,910                                           $  7,747,288
     Sales                                  663,886                                              7,000,958
    Other Investment Securities:
     Purchases                            2,254,240    $   14,284,888      $  20,476,452
     Sales                                1,098,325         5,132,387         14,894,064


Net realized gain or loss on sale of investments is determined by the specific identification method and would not have been significantly different using the average cost method. The cost of investments at January 31, 1997 was the same for both financial statement and federal income tax purposes. At January 31, 1997, the composition of unrealized appreciation and depreciation of investment securities was as follows:

                                                                Unrealized
                                                      Appreciation       Depreciation         Net
                                                      ------------       ------------         ---


    Bond Series                                      $     227,633     $     (68,370)     $     159,263
    T. Rowe Price Growth and Income Series              47,938,711        (2,081,260)        45,857,451
    Virtus Equity Series                                 3,559,665          (295,640)         3,264,025
    Virtus U.S. Government Income Series                   149,956           (52,523)            97,433

SECURITY FIRST TRUST

NOTE D -- CAPITAL SHARE TRANSACTIONS

Transactions in capital shares of the Trust were as follows:

                                                                    Shares Issued
                                                                    in Connection
                                                                with Reinvestment of
                                                                --------------------
                                                                Net              Net
                                                            Investment        Realized
                                                              Income            Gain
                                                   Sold     Distributions   Distributions     Redeemed         Net
                                                   ----     -------------   -------------     --------         ---

SIX MONTHS ENDED JANUARY 31, 1997
   Bond Series                                     340,488      153,044                      (212,126)        281,406
   T. Rowe Price Growth and Income Series        1,283,676      223,202        410,369       (293,261)      1,623,986
   Virtus Equity Series                            799,034       68,155        279,366        (70,533)      1,076,022
   Virtus U.S. Government Income Series            795,663      151,669                       (58,005)        889,327

YEAR ENDED JULY 31, 1996
   Bond Series                                     604,806      125,609                      (448,248)        282,167
   T. Rowe Price Growth and Income Series        1,739,490      216,141         30,554       (605,443)      1,380,742
   Virtus Equity Series                          2,053,694       19,537         55,612        (72,335)      2,056,508
   Virtus U.S. Government Income Series          1,714,405       63,075          4,386        (60,803)      1,721,063

SECURITY FIRST TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)

NOTE E -- FINANCIAL HIGHLIGHTS

The per share information for each respective series' capital stock outstanding throughout the period is as follows:

                                                      Net
                                                   Realized
                                                      and          Total
                                                   Unrealized      Income                        Distributions     Net
                         Net Asset                   Gains         (Loss)        Distributions      from          Asset
                         Value at         Net       (Losses)        from          from Net        Realized       Value at
                         Beginning     Investment     on          Investment     Investment       Capital         End of    Total
                         of Period      Income     Investments    Operations       Income          Gains         Period    Return(2)
                         ---------      ------     -----------    ----------       ------          -----         ------    ---------
BOND SERIES
Year ended July 31,
      1992               $   3.68   $     .24    $      .28      $    .52       $   (.25)                      $ 3.95     14.13%
      1993                   3.95         .22           .14           .36           (.23)                        4.08      9.11
      1994                   4.08         .21          (.25)         (.04)          (.22)                        3.82     (0.98)
      1995                   3.82         .24           .08           .32           (.22)                        3.92      8.38
      1996                   3.92         .24          (.04)          .20           (.24)                        3.88      5.10
Six months ended
   January 31, 1997          3.88         .12           .06           .18           (.24)                        3.82      4.64

T. ROWE PRICE GROWTH
AND INCOME SERIES
Year ended July 31,
      1992               $   7.54   $     .23    $      .79      $   1.02       $   (.24)                      $ 8.32     13.53%
      1993                   8.32         .22           .49           .71           (.22)                        8.81      8.53
      1994                   8.81         .23           .44           .67           (.22)                        9.26      7.60
      1995                   9.26         .29          1.35          1.64           (.26)     $   (.06)         10.58     17.71
      1996                  10.58         .30          1.56          1.86           (.30)         (.04)         12.10     17.58
Six months ended
   January 31, 1997         12.10         .14          2.28          2.42           (.29)         (.54)         13.69     20.00

VIRTUS EQUITY SERIES
May 19, 1993
   through July 31,
      1993 (3)           $   5.00   $     .01    $     (.01)     $    .00       $    .00                       $ 5.00      0.00% (1)
Year ended July 31,
      1994                   5.00         .05          (.03)          .02           (.03)                        4.99      0.40
      1995                   4.99         .05           .71           .76           (.05)                        5.70     15.23
      1996                   5.70         .10           .46           .56           (.05)     $   (.16)          6.05      9.82
Six months ended
   January 31, 1997          6.05         .04          1.22          1.26           (.11)         (.45)          6.75     20.83

VIRTUS U.S. GOVERNMENT
INCOME SERIES
May 19, 1993 through
July 31, 1993 (3)        $   5.00   $     .03    $      .04      $    .07       $    .00                      $  5.07      7.10% (1)
Year ended July 31,
      1994                   5.07         .11          (.19)         (.08)          (.07)     $   (.01)          4.91     (1.58)
      1995                   4.91         .21           .15           .36           (.14)                        5.13      7.33
      1996                   5.13         .18           .04           .22           (.19)         (.01)          5.15      4.29
Six months ended
   January 31, 1997          5.15         .11           .13           .24           (.22)                        5.17      4.66


 (1)     Annualized
 (2) Total return computed after deduction of all series expenses, but before deduction of actuarial risk charges and other fees of the variable annuity account.
 (3) The Equity Series and U.S. Government Income Series commenced operations on May 19, 1993.

SECURITY FIRST TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)

NOTE E -- FINANCIAL HIGHLIGHTS (Continued)

                                                                   Ratio of
                                               Ratio of               Net
                                               Operating          Investment
                                               Expenses             Income           Portfolio       Net Assets
                                              to Average          to Average         Turnover          End of
                                              Net Assets          Net Assets           Rate            Period
                                              ----------          ----------           ----            ------
BOND SERIES
   Year ended July 31,
      1992                                        1.50%               6.42%            50%          $  5,682,609
      1993                                        1.45                6.02             36              7,229,959
      1994                                        1.30                5.45             58              7,225,964
      1995                                        1.29                6.27             56              7,977,781
      1996                                         .90                6.32             34              8,981,365
   Six months ended
      January 31, 1997                             .80                6.50             20              9,923,393

T. ROWE PRICE GROWTH AND INCOME SERIES
   Year ended July 31,
      1992                                         .86%               3.10%            20%         $  42,814,515
      1993                                         .75                2.77              5             55,160,198
      1994                                         .78                2.62             11             65,660,970
      1995                                         .74                3.10              8             83,789,646
      1996                                         .64                2.73              8            112,552,893
   Six months ended
      January 31, 1997                             .60                2.44              5            149,510,038

VIRTUS EQUITY SERIES
   May 19, 1993 through July 31, 1993 (2)         1.00% (1)            .85% (1)         7%         $   1,333,852
   Year Ended July 31, 1994                       1.00                1.38            121              3,007,073
   Year Ended July 31, 1995                       1.00                1.29             84              7,765,719
   Year ended July 31, 1996                       1.00                2.24             88             20,701,776
   Six months ended
      January 31, 1997                            1.00                1.72             61             30,331,623

VIRTUS U.S. GOVERNMENT INCOME SERIES
   May 19, 1993 through July 31, 1993 (2)          .70% (1)           3.91% (1)         0%         $     469,060
   Year ended July 31, 1994                        .70                3.62             17              3,424,487
   Year ended July 31, 1995                        .70                5.19             16              5,996,149
   Year ended July 31, 1996                        .70                5.38            148             14,888,824
   Six months ended January 31, 1997               .70                5.84             48             19,522,789




 (1)     Annualized

 (2) The Equity Series and U.S. Government Income Series commenced operations on May 19, 1993.

VARIABLE ANNUITIES OFFER CHOICES AND BENEFITS THAT REGULAR MUTUAL FUNDS CAN'T


     Tax-deferred retirement savings plans are among the best investments a person can make today for his or her future. As a vehicle for creating tax-favored retirement savings, variable annuities offer many advantages.

     A variable annuity offers the opportunity to invest in a diversified portfolio of securities similar to mutual funds. Taxes are deferred on all dividends and on all increases in portfolio value until you take your money out.

     At retirement, another significant advantage is that the variable annuity can provide you with income that is based on the performance of the fund or funds in which you participated. You may elect to receive monthly, quarterly or annual payments for a specified number of years, your lifetime, or the longer of your lifetime and the lifetime of your joint payee. See your policy for specific options available to you.

     The Security First Trust series offers you a choice of professionally managed options. You may invest in a Bond Series, Growth and Income Series, Equity Series, or U.S. Government Income Series, each with a varying degree of risk:

     SECURITY FIRST TRUST BOND SERIES is for conservative investors. The objective is to achieve the highest investment income over the long term consistent with the preservation of capital.

     SECURITY FIRST TRUST T. ROWE PRICE GROWTH AND INCOME SERIES is for individuals willing to accept a degree of risk. The fund's goal is growth of principal with a reasonable level of income primarily through investment in common stocks.

     SECURITY FIRST TRUST VIRTUS EQUITY SERIES also seeks to provide growth of capital and income through investment in common stocks of high quality companies. The fund is for individuals willing to accept a degree of risk.

     SECURITY FIRST TRUST VIRTUS U.S. GOVERNMENT INCOME SERIES is for conservative investors and seeks to provide current income through investment in a diversified portfolio limited primarily to U.S. government securities.


                          [SECURITY FIRST TRUST LOGO]

                          11365 West Olympic Boulevard
                          Los Angeles, California 90064
                                 (310) 312-6100



                               SEMI-ANNUAL REPORT
                                JANUARY 31, 1997


                                    SECURITY
                                      FIRST
                                      TRUST




                                BOARD OF TRUSTEES

          Jack R. Borsting                            Melvin M. Hawkrigg
        Katherine L. Hensley                          Lawrence E. Marcus




                        Security First Trust Bond Series
           Security First Trust T. Rowe Price Growth and Income Series
                    Security First Trust Virtus Equity Series
            Security First Trust Virtus U.S. Government Income Series